SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Summary of Share-Based Payment Award, Employee Stock Purchase Plan, Valuation Assumptions
	Year ended December 31,
	2021	2020	2019

Expected term, in years	4.40	6.25	6.25
Expected volatility	64%	65%	65% - 70%
Risk-Free interest rate	0.48% - 1.01%	0.46% - 1.74%	1.77% - 2.65%
Expected dividend yield	0%	0%	0%

Summary of Share-Based Compensation Arrangements by Share-based Payment Award
	Number of options	Weighted-average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2021	8,470,761	$0.68	7.92	$43,598

Granted	10,080,000	$8.56
Exercised	(1,918,100)	$0.50		$2,363
Forfeited	(395,313)	$2.75
Expired	(2)	$1.14

Outstanding at December 31, 2021	16,237,346	$5.55	6.95	$12,905

Exercisable at December 31, 2021	7,897,642	$5.47	6.60	$6,902

Share-based Payment Arrangement, Restricted Stock Unit, Activity [Table Text Block]

	Number of shares	Weighted average grant date fair value per share

Unvested as of December 31, 2020	-	$-
Granted	6,361,724	$9.26
Vested	(2,413,667)	$9.92
Forfeited	(37,456)	$8.5
Unvested as of December 31, 2021	3,910,601	$8.87

Summary of Management earn-out shares
May 12, 2021

Share Price	$9.75
Expected volatility	77.50%
Risk-Free interest rate	0.66%
Threshold	$12.5
Term (years)	4

Summary of Share-Based Payment Arrangement, Expensed and Capitalized, Amount
	Year ended December 31,
	2021	2020	2019

Research and development	$25,504	$2,649	$1,695
Sales and marketing	17,153	338	374
General and administrative	22,079	209	102

	$64,736	$3,196	$2,171